Document and Entity Information	May 23, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 23, 2023
Entity Registrant Name	Ambrx Biopharma Inc.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40505
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	10975 North Torrey Pines Road
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90237
City Area Code	858
Local Phone Number	875-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001836056
Ordinary Shares Par Value Us 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
American Depositary Shares Each Representing Seven Ordinary Shares Par Value Us 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing seven ordinary shares, par value US $0.0001 per share
Security Exchange Name	NASDAQ
Trading Symbol	AMAM